LEASE - Supplementary Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 37,027	¥ 156,600
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 38,953	¥ 39,069
Weighted average remaining lease term
Operating leases	2 years 10 months 24 days	4 years 3 months 18 days
Weighted average discount rate
Operating leases	7.20%	6.50%